Employee benefits (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 2,722	$ 1,517
Current	2,706	1,486
Non-current	16	31
Accrued Vacation [Member]
IfrsStatementLineItems [Line Items]
Total	610	519
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	677	384
Variable Compensation Program [Member]
IfrsStatementLineItems [Line Items]
Total	717	349
Salaries And Related Charges And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	$ 718	$ 265